Schedule of Inventory Write-downs (Details) (USD $)	12 Months Ended		51 Months Ended
	Dec. 28, 2013	Dec. 31, 2012	Dec. 28, 2013
Impairment of inventory	$ 4,642,262	$ 303,663	$ 4,945,925
CRAiLAR fiber [Member]
Impairment of inventory	274,297	0
Decorticated fiber [Member]
Impairment of inventory	196,861	0
Flax seed [Member]
Impairment of inventory	1,891,217	303,663
Raw flaw fiber feedstock [Member]
Impairment of inventory	$ 2,279,887	$ 0